Cover Document	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	REINSURANCE GROUP OF AMERICA, INCORPORATED
Entity File Number	1-11848
Entity Tax Identification Number	43-1627032
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	16600 Swingley Ridge Road
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63017
City Area Code	636
Local Phone Number	736-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000898174